Financial assets - Disclosure of reconciliation of financial assets classified at amortised cost (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in loss allowance of financial instruments
Perimeter Changes	€ 0	€ (37)
Written-off assets	(6,439)	(6,831)
Exchange differences and other	808	(492)
Gross carrying amount | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	34,363	33,269
Net additions	6,747	6,480
Perimeter Changes	13	(45)
Written-off assets	(6,439)	(6,831)
Exchange differences and other	(647)	773
Financial assets at end of period	€ 34,037	€ 33,646